Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consisted of the following:
	As of December 31, 2023	As of June 30, 2024
	RMB	RMB
		(Unaudited)
Leasehold improvement	88,800	77,901
Buildings	43,372	43,372
Furniture	3,792	2,778
Office equipment	11,386	11,001
Vehicles	68	68
Total cost of property and equipment	147,418	135,120
Less: Accumulated depreciation	(81,957)	(76,938)
Impairment loss	(10,954)	(9,428)
Total	54,507	48,754